Accounts receivable, unbilled revenue (contract assets) and unearned revenue or payments on account (contract liabilities) - Schedule of Accounts Receivables and Unbilled Revenue (Details) - USD ($)
$ in Thousands
	Sep. 30, 2026	Dec. 31, 2025
Contract Assets [Abstract]
Accounts receivable (Billed services)	$ 1,550,525	$ 1,517,217
Allowance for credit losses	(40,480)	(42,319)
Accounts receivable net	1,510,045	1,474,898
Unbilled revenue (Unbilled services)	1,023,170	1,096,592
Accounts receivable and unbilled revenue, net	$ 2,533,215	$ 2,571,490